Stock Based Compensation (Details)	12 Months Ended
Dec. 31, 2012
Year 2011 [Member]
Risk-free interest rate	1.40%
Dividend yield	0.00%
Expected volatility	59.40%
Expected term (in years)	76 months
Year 2012 [Member]
Risk-free interest rate	0.42%
Dividend yield	0.00%
Expected volatility	61.12%
Expected term (in years)	96 months